Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Accounting policies
Intangible assets including goodwill
Intangible assets are measured at cost, less
accumulated amortisation and impairment. Intangible
assets include acquisition cost for oil and gas
prospects, expenditures on the exploration for and
evaluation of oil and natural gas resources, goodwill,
and other intangible assets. Intangible assets relating to
expenditures on the exploration for and evaluation of oil
and natural gas resources are not amortised. When the
decision to develop a particular area is made, related
intangible exploration and evaluation assets are
reclassified to Property, plant and equipment.
Goodwill acquired in a business combination is
allocated to each cash generating unit (CGU), or group
of units, expected to benefit from the combination’s
synergies. Following initial recognition, goodwill is
measured at cost less any accumulated impairment. In
acquisitions made on a post-tax basis according to the
rules on the NCS, a provision for deferred tax is
reflected in the accounts based on the difference
between the acquisition cost and the tax depreciation
basis transferred from the seller. The offsetting entry to
such deferred tax amounts is reflected as goodwill,
which is allocated to the CGU or group of CGUs on
whose tax depreciation basis the deferred tax has been
computed.
Other intangible assets with a finite useful life, are
depreciated over their useful life using the straight- line
method.
Oil and gas exploration, evaluation and
development expenditures
Equinor uses the successful efforts method of
accounting for oil and gas exploration costs.
Expenditures to acquire mineral interests in oil and gas
properties, including signature bonuses, expenditures to
drill and equip exploratory wells and evaluation
expenditures are capitalised within Intangible assets as
Exploration expenditures and Acquisition costs - oil and
gas prospects. Geological and geophysical costs and
other exploration and evaluation expenditures are
expensed as incurred.
Exploration wells that discover potentially economic
quantities of oil and natural gas remain capitalised as
intangible assets during the evaluation phase of the
discovery. This evaluation is normally finalised within
one year after well completion. If, following the
evaluation, the exploratory well has not found potentially
commercial quantities of hydrocarbons, the previously
capitalised costs are evaluated for derecognition or
tested for impairment. Any derecognition or impairment
is classified as Exploration expenses in the
Consolidated statement of income.
Capitalised exploration and evaluation expenditures
related to offshore wells that find hydrocarbon
resources, are transferred to Property, plant and
equipment at the time of sanctioning of the development
project. The timing from evaluation of a discovery until a
project is sanctioned could take several years
depending on the location and maturity,
including existing infrastructure, of the area of
discovery, whether a host government agreement is in
place, the complexity of the project and the financial
robustness of the project. For onshore wells where no
sanction is required, the transfer to Property, plant and
equipment occurs at the time when a well is ready for
production.
For exploration and evaluation asset acquisitions (farm-
in arrangements) in which Equinor has decided to fund
a portion of the selling partner's exploration and/or
future development expenditures (carried interests),
these expenditures are reflected in the Consolidated
financial statements as and when the exploration and
development work progresses.
Equinor reflects exploration and evaluation asset
disposals (farm-out arrangements) on a historical cost
basis with no gain or loss recognition. Consideration
from the sale of an undeveloped part of an asset
reduces the carrying amount of the asset. If the
consideration exceeds the carrying amount of the asset,
the excess amount is reflected in the Consolidated
statement of income under
Other income. Equal-valued exchanges (swaps) of
exploration and evaluation assets with only immaterial
cash considerations are accounted for at the carrying
amounts of the assets given up with no gain or loss
recognition.
Estimation uncertainty regarding exploration activities
Exploratory wells that have found hydrocarbon
resources, but where classification of those resources
as reserves depends on whether a major capital
expenditure can be justified, will remain capitalised
during the evaluation phase for the findings on the
exploration wells. Thereafter it will be considered a
trigger for impairment evaluation of the well if no
development decision is planned for the near future,
and there moreover are no concrete plans for future
drilling in the licence. Judgements as to whether these
expenditures should remain capitalised, be
derecognised or impaired in the period may materially
affect the carrying values of these assets and
consequently, the operating income for the period.

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill2)	Other	Total

Cost at 1 January 2025	1,147	2,438	1,443	1,206	6,234
Additions through business acquisition3)	—	—	475	—	475
Additions	431	7	—	30	468
Disposals at cost	(4)	(13)	(5)	(46)	(69)
Transfers	(52)	(178)	—	22	(208)
Assets reclassified to held for sale3)	—	—	(3)	—	(3)
Expensed exploration expenditures previously capitalised	(119)	(36)	—	—	(155)
Impairment of goodwill	—	—	(288)	—	(288)
Foreign currency translation effects	104	65	215	53	438

Cost at 31 December 2025	1,508	2,283	1,838	1,265	6,893

Accumulated amortisation and impairment at 31 December 2025¹⁾				(942)	(942)

Carrying amount at 31 December 2025	1,508	2,283	1,838	322	5,950

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 1 January 2024	1,169	2,036	1,733	1,072	6,010
Additions through business acquisition3)	—	504	71	—	574
Additions	299	151	29	202	681
Disposals at cost	(6)	(103)	—	(4)	(113)
Transfers	(145)	(94)	(1)	—	(240)
Assets reclassified to held for sale3)	—	(7)	(276)	—	(282)
Expensed exploration expenditures previously capitalised	(76)	5	—	—	(71)
Foreign currency translation effects	(94)	(54)	(113)	(64)	(326)

Cost at 31 December 2024	1,147	2,438	1,443	1,206	6,234

Accumulated amortisation and impairment at 31 December 2024¹⁾				(580)	(580)

Carrying amount at 31 December 2024	1,147	2,438	1,443	626	5,654

1) The increase from 2024 to 2025 mainly relates to impairment, see note 14 Impairments.
2) Carrying amount goodwill at 31 December 2025 mainly consists of technical goodwill related to business acquisitions in 2019, of which USD 538 million in the Exploration & Production Norway area and USD 468 million in the Marketing Midstream & Processing area. The carrying amount also contain goodwill USD 383 million in Exploration & Production Norway related to an acquisition in 2025.

3) For additions through business acquisition and assets reclassified to held for sale, see note 6 Acquisitions and disposals.

The table below shows the ageing of capitalised exploration expenditures.

(in USD million)	2025	2024

Less than one year	480	366
Between one and five years	541	443
More than five years	487	338

Total capitalised exploration expenditures	1,508	1,147
The table below shows the components of the exploration expenses.

	Full year
(in USD million)	2025	2024	2023

Exploration expenditures	1,126	1,402	1,275
Expensed exploration expenditures previously capitalised	155	71	(53)
Capitalised exploration	(432)	(288)	(427)

Exploration expenses	849	1,185	795